Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Investments in Associates and Joint Ventures

	Joint ventures £m	Associates £m	2020 Total £m	Joint ventures £m	Associates £m	2019 Total £m
At 1 January	15	299	314	19	217	236
Exchange adjustments	—	(9)	(9)	(1)	(9)	(10)
Additions	—	4	4	16	11	27
Disposals	—	—	—	(1)	—	(1)
Distributions received	—	(31)	(31)	—	(7)	(7)
Net fair value movements through Other comprehensive income	—	53	53	—	—	—
Other movements	—	—	—	(7)	2	(5)
Profit/(loss) after tax recognised in the consolidated income statement	—	33	33	(11)	85	74

At 31 December	15	349	364	15	299	314

Summary of Balance Sheet Information
Summarised balance sheet information, based on information published post the balance sheet date, in respect of Innoviva is set out below:

	At 31 December 2020 £m	At 31 December 2019 £m
Non-current assets	482	222
Current assets	251	326

Current liabilities	(4)	(4)
Non-current liabilities	(283)	(286)

Net assets	446	258

The carrying value of the Group’s investment in Innoviva is analysed as follows:

	2020 £m	2019 £m
Interest in net assets of associate	141	82
Goodwill	85	88
Fair value and other adjustments	65	91

Carrying value at 31 December	291	261